Bingham McCutchen LLP

One Federal Street

Boston, Massachusetts 02110

September 30, 2009

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Legg Mason Partners Income Trust

(filing relates to Legg Mason Partners Adjustable Rate Income Fund)

(File Nos. 2-96408 and 811-04254)

Ladies and Gentlemen:

On behalf of Legg Mason Partners Income Trust, a Maryland business trust (the “Trust”), we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), that the form of Prospectus and the Statement of Additional Information relating solely to Legg Mason Partners Adjustable Rate Income Fund (the “Fund”), a series of the Trust, that would have been filed by the Trust pursuant to Rule 497(c) under the Securities Act upon the effectiveness of Post-Effective Amendment No. 140 to the registration statement for the Trust (the “Amendment”) on Form N-1A under the Securities Act would not have differed from those contained in the Amendment. The Amendment, which was filed via the EDGAR system on September 25, 2009, is the most recent amendment to the Trust’s registration statement.

Please call Mana Behbin at (202) 373-6599 or the undersigned at (617) 951-8267 with any questions relating to the filing.

Sincerely,

/s/ Barry N. Hurwitz

Barry N. Hurwitz